EATON VANCE MUTUAL FUNDS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Telecopy: (617) 338-8054 CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2009 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 142 (“Amendment No. 142”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 142 was filed electronically with the Commission (Accession No. 0000940394-09-000293) on April 28, 2009.

Eaton Vance AMT-Free Municipal Bond Fund Eaton Vance Tax Free Reserves Eaton Vance Tax-Managed Growth Fund 1.1 Eaton Vance Tax-Managed Growth Fund 1.2

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Dated: May 5, 2009